Customers that Contributed Greater than 10% of Net Revenues (Detail) (Sales Revenue, Services, Net, Customer A, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales Revenue, Services, Net | Customer A | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of net revenue	11.40%	16.20%